INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX EXPENSE
The significant components of the income tax expense for the years ended December 31, 2008, 2009 and 2010 are as follows:

	2008	2009	2010
	(EUR in thousands)
Income tax expense:
Current tax expense domestic	(106,050)	(84,783)	(110,967)
Current tax expense foreign	(54,073)	(78,965)	(149,212)
Deferred tax (expense)/benefit domestic	(36,263)	(46,745)	163,872
Deferred tax (expense)/benefit foreign	(45,695)	(10,131)	34,673
Total income tax expense	(242,081)	(220,624)	(61,634)
The allocation of income before income tax expense between domestic and foreign is presented in note 38.

The differences between the average statutory income tax and the effective income tax are summarized as follows:

	2008	2009	2010
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)	(286,292)	(202,476)	36,084
Effect of tax exempt income	85,567	141,447	35,029
Effect of different tax rates in other countries	73,338	59,068	65,422
Non deductible expenses	(66,040)	(26,456)	(52,769)
Statutory revaluation of fixed assets	18,941	(89,768)	-
Effect of change in income tax rate	(40,006)	(25,360)	(40,211)
General allowance for loans losses recognized only for tax purposes	72,785	2,638	-
Non-offsettable income taxes with current year income taxes	(66,608)	(22,754)	(14,059)
Tax audit settlement	(19,189)	-	(2,494)
Other	(14,577)	(9,227)	(9,535)
Income tax expense / (benefit) before additional income taxes	(242,081)	(172,888)	17,467

Additional tax under Greek tax law 3808/2009 and tax law 3845/2010	-	-47,736	-26,126
Non-offsettable income taxes in accordance with Law 3842/2010	-	-	-52,975
Income tax expense after additional income taxes	(242,081)	(220,624)	(61,634)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2009	2010
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	2,498	6,980
Mark to market valuation of securities and derivatives	186,118	662,550
Pension and other post retirement benefits	50,621	53,117
Insurance reserves	15,960	18,867
Revaluation of land and buildings	140,869	140,875
Intangibles recognised upon acquisition and other assets	408	311
Tax free reserves	-	17
Tax loss carried forward	147,040	289,134
Other	12,389	51,728
Gross deferred tax assets	555,903	1,223,579
Deferred tax assets / liabilities for netting	(159,874)	(156,999)
Net deferred tax assets	396,029	1,066,580

Deferred Tax Liabilities:
Allowance for loan losses	(40,721)	(39,971)
Mark to market valuation of securities and derivatives	(89,801)	(44,168)
Pension and other post retirement benefits	-	(1)
Revaluation of land and buildings	(1,088)	(1,351)
Intangibles recognised upon acquisition and other assets	(48,725)	(49,515)
Tax free reserves	(95,260)	(95,202)
Other	(46,683)	(65,837)
Gross deferred tax liablities	(322,278)	(296,045)
Deferred tax liabilities / assets for netting	159,874	156,999
Net deferred tax liabilities	(162,404)	(139,046)

(EUR in thousands)
2013	75,170
2014	57,265
2015	152,591
2016	1,344
2017	2,764
Total	289,134

Reconciliation of the Change in Unrecognized Tax Benefits
	2008	2009	2010
	(EUR in thousands)
Balance, at beginning of year	29,409	10,125	18,873
Decreases related to positions taken during prior years	(75)	-	(32)
Increases related to positions taken during the current year	6,014	15,525	3,500
Settlements	(22,544)	(7,008)	(11,606)
Effect of foreign exchange differences	(2,679)	231	28
Balance, at end of year	10,125	18,873	10,763